Document and Entity Information	Apr. 22, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001884697
Document Type	8-K
Document Period End Date	Apr. 22, 2022
Entity Registrant Name	STARRY GROUP HOLDINGS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-41336
Entity Tax Identification Number	87-4759355
Entity Address, Address Line One	38 Chauncy Street
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02111
City Area Code	(617)
Local Phone Number	861-8300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	STRY
Security Exchange Name	NYSE
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase 1.2415 shares of Class A common stock, each at an exercise price of $9.13 per 1.2415 shares of Class A common stock
Trading Symbol	STRY WS
Security Exchange Name	NYSE